SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 368 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT ☐

OF 1940

Amendment No. 369 ☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐immediately upon filing pursuant to paragraph (b)

☒ on September 22, 2018 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 357 to the Registration Statement of Mutual Fund Series Trust on behalf of Eventide Limited-Term Bond Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on May 11, 2018 (Accession Number 0001580642-18-002554), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 22, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York, on the 21st day of August, 2018.

Mutual Fund Series Trust

By: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

Dr. Bert Pariser*, Trustee	August 21, 2018

Tobias Caldwell*, Trustee	August 21, 2018

Jerry Szilagyi*, Trustee/President/Principal Executive Officer	August 21, 2018

Erik Naviloff*, Treasurer/Principal Financial Officer	August 21, 2018

Tiberiu Weisz*, Trustee	August 21, 2018

*By: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact